Consolidated Statements of Changes in Shareholders’ Equity/(Deficit) - USD ($) $ in Thousands		Ordinary Shares Class A	Ordinary Shares Class B	Series Seed Preferred Shares	Additional Paid-in Capital	(Accumulated Deficit)/ Retained Earnings	Accumulated Other Comprehensive Loss	Total
Balance at Dec. 31, 2022		$ 1	$ 1		$ 46,030	$ (25,257)	$ (461)	$ 20,314
Balance (in Shares) at Dec. 31, 2022	[1]	936,025	642,043
Net loss						(6,120)		(6,120)
Share-based compensation expense					2,641			2,641
Share-based compensation expense (in Shares)	[1]	77,138
Reverse recapitalization					9			9
Foreign currency translation adjustment							(56)	(56)
Beginning balance adjustment due to revaluation of Bitcoin holdings						80		80
Disposal of a subsidiary						(48)		(48)
Balance at Dec. 31, 2023		$ 1	$ 1		48,680	(31,345)	(517)	16,820
Balance (in Shares) at Dec. 31, 2023	[1]	1,013,163	642,043
Net loss						(5,886)		(5,886)
Share-based compensation expense					3,457			3,457
Share-based compensation expense (in Shares)		97,744
Foreign currency translation adjustment							(25)	(25)
Balance at Dec. 31, 2024		$ 1	$ 1		$ 52,137	$ (37,231)	$ (542)	$ 14,366
Balance (in Shares) at Dec. 31, 2024	[1]	1,110,907	642,043

[1]	The shares and per share data are presented on a retroactive basis to reflect the reverse stock split.